Income Tax (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax (Textual)
Israeli corporate income tax rate			25.00%	26.50%	26.50%
Corporate income tax percentage			25.00%
Withholding income tax percentage			15.00%
Income tax rate reduced on preferred income generated percentage			16.00%
Payaments of accrued tax provision			$ 1.1
Description of income taxs			As part of the tax assessment for the three years ended December 31, 2014 as mentioned above, it was agreed that Company will be subject to a 14.6% (based on a blended tax rates) for the years 2015 and 2016 and a reduced tax rate, not yet determined (but up to 16%) in 2017 and thereafter.
Subsequent event [Member]
Income Tax (Textual)
Israeli corporate income tax rate	23.00%	24.00%